December 29, 2016
VIA EDGAR
The United States Securities and
    Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide VLI Separate Account - 4
Nationwide Life Insurance Company
Post-Effective Amendment No. 15 (File No. 333-169879)
CIK Number: 0001041357
Ladies and Gentlemen:
We are filing on behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide VLI Separate Account - 4 (the "Variable Account") which is registered as a unit investment trust under the Investment Company Act of 1940. In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"):
(1)	One complete copy of Post-Effective Amendment No. 15 to the Variable Account’s Registration Statement ("Post-Effective Amendment"); and
(2)	One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements. An original power of attorney is on file with Nationwide.
The purpose of this filing is to remove the Long Term Care Rider (the "Rider") as an option to new policy owners effective immediately, and close the Rider to all policy owners effective February 28, 2017. Nationwide has issued fewer than 300 Future Executive VUL policies which would qualify to apply for the Rider. The Rider has not been issued on any existing policy. Due to regulatory changes associated with the Rider, namely those stemming from implementation of the Department of Labor's Fiduciary Rule, as well as lack of policy owner interest, Nationwide plans to cease offering the Rider and remove all references to it in the May 1, 2017 prospectus provided no policy owners submit applications to elect the Rider by February 28, 2017.
The following items will be filed by subsequent Post-Effective Amendment:
•	Financial Statements; and
•	Independent Auditors' Consent.
This Post-Effective Amendment shall be effective on January 9, 2017, pursuant to Rule 485(a) under the 1933 Act, or as soon as practicable in order to allow ample time for existing policy owners to consider and evaluate their opportunity to apply for the Rider. Nationwide has prepared and reviewed this Post-Effective Amendment. It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective pursuant to Rule 485(a) under the 1933 Act. The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.
In addition, Nationwide acknowledges all of the following:
•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

•	that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and
•	that the Variable Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.
Please contact me direct at 614-677-5276 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Christine M. Walkup
Christine M. Walkup
Assistant General Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies